Leases - Summary of payment term of future minimum lease payments under noncancelable operating leases (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Leases
Minimum lease payments, Total	¥ 127,818
Minimum lease payments, Less than 1 year	17,075
Minimum lease payments, 1 to 2 years	15,102
Minimum lease payments, 2 to 3 years	11,852
Minimum lease payments, 3 to 4 years	10,058
Minimum lease payments, 4 to 5 years	7,877
Minimum lease payments, More than 5 years	¥ 65,854